United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.21	0.50	0.51	0.50	0.47	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	1.16	(0.89)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.26	1.66	(0.38)	0.57	0.62	0.19
Less Distributions:
Distributions from net investment income	(0.22)	(0.49)	(0.52)	(0.51)	(0.47)	(0.46)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.38%	17.28%	(3.78)%	5.53%	6.10%	1.77%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.89%	0.89%	0.89%	0.93%	0.90%
Net investment income	3.95%[2]	4.53%	4.88%	4.76%	4.36%	4.25%
Expense waiver/reimbursement[3]	0.08%[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,433,349	$991,255	$257,234	$213,721	$137,545	$92,425
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.19	0.44	0.45	0.44	0.42	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.04	1.16	(0.89)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.23	1.60	(0.44)	0.51	0.57	0.14
Less Distributions:
Distributions from net investment income	(0.19)	(0.43)	(0.46)	(0.45)	(0.42)	(0.41)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.10%	16.64%	(4.30)%	4.97%	5.55%	1.25%
Ratios to Average Net Assets:
Net expenses	1.44%[2]	1.43%	1.43%	1.43%	1.45%	1.40%
Net investment income	3.41%[2]	4.05%	4.32%	4.19%	3.79%	3.72%
Expense waiver/reimbursement[3]	0.07%[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,672	$39,972	$29,278	$32,126	$38,825	$49,205
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.19	0.44	0.46	0.45	0.42	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.04	1.17	(0.90)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.23	1.61	(0.44)	0.52	0.57	0.14
Less Distributions:
Distributions from net investment income	(0.19)	(0.44)	(0.46)	(0.46)	(0.42)	(0.41)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.11%	16.68%	(4.27)%	5.01%	5.60%	1.28%
Ratios to Average Net Assets:
Net expenses	1.41%[2]	1.41%	1.40%	1.39%	1.40%	1.38%
Net investment income	3.44%[2]	4.03%	4.37%	4.24%	3.85%	3.75%
Expense waiver/reimbursement[3]	0.07%[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$158,451	$129,779	$49,250	$43,205	$40,763	$44,838
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.21	0.47	0.49	0.47	0.45	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.04	1.17	(0.90)	0.08	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.25	1.64	(0.41)	0.55	0.60	0.17
Less Distributions:
Distributions from net investment income	(0.21)	(0.47)	(0.49)	(0.49)	(0.45)	(0.44)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.27%	17.02%	(3.99)%	5.30%	5.91%	1.56%
Ratios to Average Net Assets:
Net expenses	1.10%[2]	1.10%	1.11%	0.11%	1.10%	1.10%
Net investment income	3.75%[2]	4.36%	4.67%	4.55%	4.22%	4.03%
Expense waiver/reimbursement[3]	0.07%[2]	0.08%	0.17%	0.19%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$147,097	$186,638	$100,899	$81,501	$46,497	$27,591
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.80	$4.54
Class B Shares	$1,000	$1,021.00	$7.26
Class C Shares	$1,000	$1,021.10	$7.10
Class K Shares	$1,000	$1,022.70	$5.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,017.75	$7.24
Class C Shares	$1,000	$1,017.90	$7.09
Class K Shares	$1,000	$1,019.45	$5.54
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.44%
Class C Shares	1.41%
Class K Shares	1.10%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	47.0%
U.S. Treasury and Agency Securities	18.7%
Mortgage-Backed Securities[3]	16.3%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	0.7%
Trade Finance Agreements	0.7%
Municipal Securities	0.2%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	6.3%
Other Security Types[7]	0.1%
Cash Equivalents[8]	11.2%
Other Assets and Liabilities — Net[9]	(7.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 37.1%
		Basic Industry - Chemicals – 0.5%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,496,290
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,715,111
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,139,892
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,171,181
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,801,940
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,027,643
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,898,472
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,551,126
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,176,871
3,060,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,125,725
		TOTAL	33,104,251
		Basic Industry - Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	695,758
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,376,562
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	859,159
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,900,135
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,479,039
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,134,264
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,707,568
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,501,801
14,320,000		Barrick Gold Corp., 6.95%, 4/1/2019	16,647,728
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,459,548
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	447,023
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,162,205
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,427,997
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,217,141
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	10,019,478
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,664,643
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,008,366
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,635,346
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,175,156
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,923,651
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,303,535
		TOTAL	92,746,103
		Basic Industry - Paper – 0.5%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	575,706
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	17,371,944
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	931,613
304,000		Westvaco Corp., 7.65%, 3/15/2027	312,951
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,602,756
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,907,140
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,132,066
		TOTAL	29,834,176
		Capital Goods - Aerospace & Defense – 0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	473,167
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	651,193
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,310,368
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,309,676
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,905,593
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,993,687
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,101,680
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,613,617
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,380,746
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,074,958
		TOTAL	22,814,685
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	12,621,017
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,160,589
		TOTAL	16,781,606
		Capital Goods - Construction Machinery – 0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	399,993
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,820,914
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	69,189
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	550,353
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,720,401
		TOTAL	9,560,850
		Capital Goods - Diversified Manufacturing – 0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,134,178
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,914,030
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,224,586
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,026,328
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,677,000
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,875,952
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,316,799
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,344,076
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,982,352
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,012,556
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,848,737
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	6,936,091
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,904,596
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,337,700
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,809,811
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,030,660
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	6,979,404
		TOTAL	57,354,856
		Capital Goods - Environmental – 0.2%
6,360,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	6,738,294
4,950,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 6.20%, 3/1/2040	5,099,815
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,790,323
		TOTAL	13,628,432
		Capital Goods - Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	970,800
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	211,475
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,517,998
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,281,891
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,815,939
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,055,353
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,341,958
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	5,937,840
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,050,476
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,488,154
		TOTAL	40,701,084
		Communications - Media Noncable – 0.5%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	4,930,762
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	277,296
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,668,817
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,053,772
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,908,192
1,000,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	1,118,387
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	5,975,681
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,558,730
		TOTAL	31,491,637
		Communications - Telecom Wireless – 0.6%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,903,465
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,811,207
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,599,401
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,307,953
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	484,988
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,127,442
		TOTAL	35,234,456
		Communications - Telecom Wirelines – 1.8%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,263,814
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,064,252
6,050,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	5,891,914
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,729,506
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,648,628
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,792,815
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,755,004
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,223,328
20,215,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	20,577,259
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,366,539
16,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	18,599,650
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,715,513
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,090,566
		TOTAL	113,718,788
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Automotive – 1.3%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,935,995
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,010,507
25,920,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	28,695,703
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	2,973,046
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,003,587
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,400,583
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,028,360
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,816,185
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	9,610,682
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,349,291
		TOTAL	82,823,939
		Consumer Cyclical - Entertainment – 1.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,144,871
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,262,866
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,332,840
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,443,124
17,900,000		Time Warner, Inc., 5.50%, 11/15/2011	18,906,960
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,495,048
18,795,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	20,496,389
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,896,488
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,991,314
		TOTAL	74,969,900
		Consumer Cyclical - Lodging – 0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	826,111
		Consumer Cyclical - Retailers – 0.7%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,154,601
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,425,187
647,119	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	633,818
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	525,769
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,362,702
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,464,764
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,007,407
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,538,900
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	3,180,100
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,983,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	227,344
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,244,090
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	11,170,622
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,152,901
		TOTAL	42,071,955
		Consumer Cyclical - Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,383,861
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	218,479
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,104,436
		TOTAL	6,706,776
		Consumer Cyclical - Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	61,462
		Consumer Non-Cyclical - Food/Beverage – 1.7%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,624,406
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,682,434
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,626,855
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,617,536
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	122,185
3,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	3,518,881
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,840,858
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,089,580
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,825,104
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,172,943
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,065,380
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,492,249
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,964,744
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	528,325
19,208,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	20,990,464
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	121,750
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,830,145
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	7,680,005
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,405,142
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,820,783
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,396,480
1,660,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 8/15/2039	1,721,226
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	195,018
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	265,672
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,695,347
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,142,787
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,472,473
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,967,882
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,007,500
		TOTAL	110,884,154
		Consumer Non-Cyclical - Health Care – 0.7%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,095,433
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,818,257
8,500,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	8,666,923
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,391,506
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,274,346
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,926,752
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,156,114
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,571,779
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	889,442
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,628,137
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,122,330
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,419,890
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,802,645
		TOTAL	47,763,554
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,659,023
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,129,339
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,348,102
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,257,767
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	474,416
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,080,599
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,227,851
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,428,178
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	758,648
		TOTAL	38,363,923
		Consumer Non-Cyclical - Products – 0.4%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,380,004
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,951,255
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,068,880
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,166,163
445,000		Snap-On, Inc., 6.25%, 8/15/2011	467,017
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,335,122
8,080,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	8,858,799
		TOTAL	23,227,240
		Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,657,199
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,530,490
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,893,007
		TOTAL	14,080,696
		Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	9,209,914
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,595,148
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,765,981
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,615,625
		TOTAL	25,186,668
		Energy - Independent – 1.2%
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,249,142
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,813,815
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	371,653
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,725,199
11,743,000		Devon Financing Corp., 6.875%, 9/30/2011	12,579,409
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	2,030,588
9,150,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	9,893,437
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,815,419
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	15,072,197
5,965,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	6,037,505
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,016,913
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	733,004
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,036,589
		TOTAL	78,374,870
		Energy - Integrated – 0.4%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,445
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	11,053,859
5,000,000		Hess Corp., 7.00%, 2/15/2014	5,744,760
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,203,917
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,184,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$583,450	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	597,564
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	386,130
		TOTAL	27,315,300
		Energy - Oil Field Services – 0.1%
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,127,083
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,121,903
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,281,720
		TOTAL	7,530,706
		Energy - Refining – 0.3%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,406,822
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,119,774
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,221,477
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	926,977
		TOTAL	20,675,050
		Financial Institution - Banking – 7.1%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,155,697
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,155,363
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,804,486
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,585,188
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,031,742
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,585,122
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,400,464
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,280,480
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,898,467
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,940,625
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,065,435
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,059,190
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,514,748
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,433,654
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,970,600
285,000		Capital One Capital V, 10.25%, 8/15/2039	308,156
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,381,286
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,941,412
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,447,370
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,095,825
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,099,937
9,000,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	9,189,099
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,476,422
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,141,205
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	63,235,383
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,394,019
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,565,409
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,089,956
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,347,289
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,015,000
17,385,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	18,153,727
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,382,777
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,341,378
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,055,312
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,080,923
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,563,574
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,564,708
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,147,272
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,021,243
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	11,641,263
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	15,935,792
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,310,954
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,066,122
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,387,499
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,795,415
13,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,173,032
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,816,507
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,073,564
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,049,294
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,919,200
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,694
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	201,087
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	987,593
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	671,372
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,854,739
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	257,094
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	3,991,722
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,243,857
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,006,542
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	5,939,652
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,924,062
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,718,899
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,251
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,215,404
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	5,076,093
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,131,590
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,078,527
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,138,024
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,066,738
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,365,476
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,195,345
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,248,875
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,351,642
1,411,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	827,179
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,694
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,670,679
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	802,690
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,586,476
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,352,465
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,027,324
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,045,286
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,387,721
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,512,005
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,307,965
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,584,822
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,597,632
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,752,401
		TOTAL	457,179,202
		Financial Institution - Brokerage – 1.2%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	5,870,434
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	10,998,731
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,097,977
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,042,631
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,266,703
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,987,800
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,682,677
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,821,202
2,100,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	2,120,414
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	773,976
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,920,633
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,352,684
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	510,213
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	371,875
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	983,732
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,861,023
440,000		Nuveen Investments, 5.00%, 9/15/2010	440,000
440,000		Nuveen Investments, 5.50%, 9/15/2015	336,600
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,685,115
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,460,658
		TOTAL	77,585,078
		Financial Institution - Finance Noncaptive – 1.9%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	126,315
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,830,253
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,062,667
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,712,379
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,085,518
500,000		American General Finance Corp., 4.00%, 3/15/2011	481,250
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,995,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,704,695
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,189,083
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	5,709,644
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,898,999
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	14,819,660
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,825,774
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,407,146
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,033,951
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,030,940
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,142,644
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,149,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,378,093
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	207,029
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,002,214
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,203,500
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,035,161
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	51,792
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	615,000
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,306,700
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,492,500
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	995,000
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,803,839
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,882,854
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	821,565
		TOTAL	120,001,515
		Financial Institution - Insurance - Health – 0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,890,490
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,620,996
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	5,270,449
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,843,755
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,805,475
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,971,705
		TOTAL	21,402,870
		Financial Institution - Insurance - Life – 1.6%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	817,513
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,147,335
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,163,463
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,293,507
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	21,761,246
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,281,303
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,659,551
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,620,507
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,302,377
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,595,690
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	11,501,742
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,523,141
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,856,088
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,703,611
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,111,530
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	491,696
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,576,359
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	11,712,565
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,034,565
		TOTAL	101,153,789
		Financial Institution - Insurance - P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,192,398
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,746,413
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,844,920
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	689,698
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,819,327
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,469,802
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	3,969,599
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,946,379
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,047,365
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	836,879
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,807,230
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	2,014,731
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,827,094
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,666,999
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,031,750
		TOTAL	47,910,584
		Financial Institution - REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,141,285
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,126,766
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,423,102
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,517,722
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	870,706
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	10,847,303
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,507,328
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,055,979
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,195,055
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,130,803
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	6,127,373
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,234,209
14,500,000		Simon Property Group LP, 6.125%, 5/30/2018	15,658,980
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,788,694
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,411,014
		TOTAL	71,036,319
		Foreign - Local - Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	962,901
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	689,062
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,352,239
		TOTAL	2,041,301
		Sovereign – 0.2%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,468,328
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,771,408
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,952,000
		TOTAL	10,191,736
		Technology – 1.6%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,735,500
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,304,363
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,596,202
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,997,808
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,538,588
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,064,164
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,042,157
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,650,598
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,940,345
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,221,121
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,763,147
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,293,493
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	560,756
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	157,209
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,175,436
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,748,444
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,159,647
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,396,885
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,119,379
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	563,385
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,720,240
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,095,379
		TOTAL	101,844,246
		Transportation - Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,445,909
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,042,501
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	9,937,220
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,289,460
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,092,005
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	306,412
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,282,101
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,666,397
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,475,839
		TOTAL	28,091,935
		Transportation - Services – 0.0%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,263,343
		Utility - Electric – 2.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,569,734
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,172,539
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	828,198
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,938,677
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,407,346
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	759,923
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,254,987
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,820,969
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,180,880
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,391,294
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,326,195
9,675,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	9,628,520
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,844,430
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	279,814
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,249,113
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,654,686
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,273,643
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,481,220
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,478,507
2,134,734	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,355,419
2,340,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,697,824
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,921,790
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,006,371
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,354,658
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,152,262
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,970,289
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,632,331
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	935,471
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,070,809
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,168,186
3,450,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	3,466,392
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	489,145
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	748,335
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,164,192
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,652,021
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	522,996
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,513,164
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,245,815
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,005,883
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,365,346
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,960,265
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,551,808
		TOTAL	134,491,447
		Utility - Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,073,076
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,138,704
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,610,626
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,178,367
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,047,222
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,937,746
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,355,767
		TOTAL	31,341,508
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	692,883
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,314,742
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,099,349
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,122,671
5,820,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	7,028,849
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,848,303
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,049,400
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,179,954
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,503,431
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,711,484
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,597,294
5,760,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	5,769,130
		TOTAL	66,917,490
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,254,323,286)	2,378,665,201
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
19,785		FNMA ARM 681769, 2.421%, 1/01/2033	20,507
		Government National Mortgage Association – 0.0%
1,530		GNMA2 ARM 8717, 3.125%, 10/20/2025	1,580
2,870		GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,000
		TOTAL	4,580
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,952)	25,087
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities – 0.7%
		Commercial Mortgage – 0.7%
$12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	9,412,103
33,680,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	33,033,405
		TOTAL	42,445,508
		Financial Institution - Finance Noncaptive – 0.0%
343,771		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	240,324
		Home Equity Loan – 0.0%
6,936	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	5,757
		Utility - Electric – 0.0%
501,308		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	508,816
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,171,547)	43,200,405
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $87,029)	90,631
		GOVERNMENT AGENCIES – 5.0%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	684,087
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,071,636
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,100,318
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,050,186
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,549,475
80,000,000		Federal Home Loan Bank System, 3.375%, 8/13/2010	80,504,600
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	47,842,079
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,312,305
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,079,135
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,162,889
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,160,189
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,230,763
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,070,603
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	485,823
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,044,273
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	44,004,700
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	55,630,581
2,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,024,315
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,151
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,232,539
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,810,672
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,249,916
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,061,246
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,122,950
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $304,609,573)	318,921,431
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,450,075
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,972,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,714,345)	22,422,575
		U.S. Treasury – 11.4%
		U.S. Treasury Bonds – 2.6%
9,000,000		United States Treasury Bond, 4.25%, 5/15/2039	9,037,969
144,000,000		United States Treasury Bond, 4.625%, 2/15/2040	153,776,246
		TOTAL	162,814,215
		U.S. Treasury Notes – 8.8%
100,000,000	[6]	United States Treasury Note, 1.00%, 4/30/2012	100,478,520
175,000,000		United States Treasury Note, 1.00%, 9/30/2011	176,035,650
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,047,266
9,000,000	[7]	United States Treasury Note, 3.125%, 5/15/2019	8,919,141
14,800,000		United States Treasury Note, 3.25%, 5/31/2016	15,409,344
54,500,000		United States Treasury Note, 3.375%, 11/15/2019	54,844,882
200,000,000	[6]	United States Treasury Note, 3.50%, 5/15/2020	203,328,120
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,067,070
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,095,781
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,100,859
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,082,734
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,051,094
200,000		United States Treasury Note, 5.00%, 8/15/2011	210,918
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,050,332
		TOTAL	566,721,711
		TOTAL U.S. TREASURY (IDENTIFIED COST $706,146,054)	729,535,926
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities – 0.0%
	Federal Home Loan Mortgage Corporation – 0.0%
$254,608	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	275,905
87,333	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	94,538
23,971	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	24,871
	TOTAL	395,314
	Federal National Mortgage Association – 0.0%
152,679	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	162,087
134,549	Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	135,458
122,488	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	132,046
4,167	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	4,361
415,547	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	444,790
	TOTAL	878,742
	Government National Mortgage Association – 0.0%
30,050	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	32,860
1,583	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,739
4,091	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,471
1,401	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,532
3,015	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,302
337	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	371
178,798	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	198,053
6,482	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	7,188
7,910	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	8,761
1,169	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,298
337,675	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	351,556
78,598	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	87,189
	TOTAL	698,320
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,838,936)	1,972,376
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Collateralized Mortgage Obligations – 4.0%
	Commercial Mortgage – 4.0%
$18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,127,483
14,782,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	14,087,806
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.744%, 2/10/2051	4,869,350
10,512,601	CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,573,254
20,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,549,576
22,260,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	21,770,374
15,950,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,326,527
17,500,000	JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	16,377,511
29,602,000	LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	28,980,352
16,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	16,184,864
3,000,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,070,472
10,332,000	Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,033,858
6,700,000	Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	5,303,258
10,000,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,039,871
11,475,000	Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	11,358,325
30,000,000	Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	27,647,634
22,950,000	Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/13/2042	23,473,753
	TOTAL	257,774,268
	Federal National Mortgage Association – 0.0%
17,630	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	20,066
7,720	Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,648
	TOTAL	28,714
	Government National Mortgage Association – 0.0%
252,651	Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	262,692
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Non-Agency Mortgage – 0.0%
$7,958	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.343%, 1/28/2027	6,367
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $257,076,006)	258,072,041
		MUNICIPAL – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,064,996)	10,886,779
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	19,558
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,397,344
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,416,902
		MUTUAL FUNDS – 40.6%;8
7,638,815		Emerging Markets Fixed Income Core Fund	186,082,363
109,506,025		Federated Mortgage Core Portfolio	1,112,581,213
7,095,591		Federated Project and Trade Finance Core Fund	70,459,219
95,678,880		High Yield Bond Portfolio	597,036,211
639,223,917	[9]	Prime Value Obligations Fund, Institutional Shares, 0.24%	639,223,917
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,519,457,422)	2,605,382,923
		Repurchase Agreement – 6.3%
$407,729,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,049,005,916. (purchased with proceeds from securities lending collateral) (AT COST)	407,729,000
		TOTAL INVESTMENTS — 105.7% (IDENTIFIED COST $6,526,720,309)[10]	6,781,321,277
		OTHER ASSETS AND LIABILITIES - NET — (5.7)%[11]	(367,021,820)
		TOTAL NET ASSETS — 100%	$6,414,299,457
Semi-Annual Shareholder Report

At May 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]United States Treasury Note 5-Year Short Futures	3,000	$350,015,625	September 2010	$813,834

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $301,223,267, which represented 4.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $284,681,052, which represented 4.4% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Affiliated companies.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $6,526,399,676.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,378,665,201	$ —	$2,378,665,201
Adjustable Rate Mortgages	—	25,087	—	25,087
Asset-Backed Securities	—	43,200,405	—	43,200,405
Certificate of Deposit	—	90,631	—	90,631
Government Agencies	—	318,921,431	—	318,921,431
Governments/Agencies	—	22,422,575	—	22,422,575
U.S. Treasury	—	729,535,926	—	729,535,926
Mortgage-Backed Securities	—	1,972,376	—	1,972,376
Collateralized Mortgage Obligations	—	258,072,041	—	258,072,041
Municipal	—	10,886,779	—	10,886,779
Equity Securities:
Preferred Stocks
Domestic	—	4,416,902	—	4,416,902
Mutual Funds	2,605,382,923	—	—	2,605,382,923
Repurchase Agreement	—	407,729,000	—	407,729,000
TOTAL SECURITIES	$2,605,382,923	$4,175,938,354	$ —	$6,781,321,277
OTHER FINANCIAL INSTRUMENTS**	$813,834	$ —	$ —	$813,834
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. (See Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $398,979,059 of securities loaned and $2,605,382,923 of investments in affiliated issuers (Note 5) (identified cost $6,526,720,309)		$6,781,321,277
Income receivable		41,183,783
Income receivable from affiliated issuers		9,111,749
Receivable for shares sold		19,405,343
TOTAL ASSETS		6,851,022,152
Liabilities:
Payable for investments purchased	$4,908,994
Payable for shares redeemed	13,885,557
Payable for daily variation margin	1,289,061
Payable for collateral due to broker for securities lending	407,729,000
Income distribution payable	7,118,713
Payable for distribution services fee (Note 5)	560,728
Payable for shareholder services fee (Note 5)	874,592
Accrued expenses	356,050
TOTAL LIABILITIES		436,722,695
Net assets for 581,204,251 shares outstanding		$6,414,299,457
Net Assets Consist of:
Paid-in capital		$6,172,476,588
Net unrealized appreciation of investments and futures contracts		255,414,802
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(15,926,864)
Undistributed net investment income		2,334,931
TOTAL NET ASSETS		$6,414,299,457
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,793,442,723 ÷ 253,113,561 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Institutional Service Shares:
Net asset value per share ($1,839,287,252 ÷ 166,659,629 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Class A Shares:
Net asset value per share ($1,433,349,423 ÷ 129,879,011 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share (100/95.50 of $11.04)	$11.56
Redemption proceeds per share	$11.04
Class B Shares:
Net asset value per share ($42,671,543 ÷ 3,866,477 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (94.50/100 of $11.04)	$10.43
Class C Shares:
Net asset value per share ($158,451,431 ÷ 14,357,030 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (99.00/100 of $11.04)	$10.93
Class K Shares:
Net asset value per share ($147,097,085 ÷ 13,328,543 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest (including income on securities loaned of $169,703)		$77,581,212
Dividends (including $57,842,539 received from affiliated issuers (Note 5))		57,990,262
Investment income allocated from affiliated partnership (Note 5)		6,332,798
TOTAL INCOME		141,904,272
Expenses:
Investment adviser fee (Note 5)	$8,767,293
Administrative personnel and services fee (Note 5)	2,277,388
Custodian fees	97,358
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	457,713
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	491,841
Transfer and dividend disbursing agent fees and expenses — Class A Shares	464,248
Transfer and dividend disbursing agent fees and expenses — Class B Shares	21,756
Transfer and dividend disbursing agent fees and expenses — Class C Shares	56,861
Transfer and dividend disbursing agent fees and expenses — Class K Shares	220,831
Directors'/Trustees' fees	14,453
Auditing fees	12,680
Legal fees	5,143
Portfolio accounting fees	143,914
Distribution services fee — Institutional Service Shares (Note 5)	2,178,361
Distribution services fee — Class A Shares (Note 5)	1,497,262
Distribution services fee — Class B Shares (Note 5)	153,922
Distribution services fee — Class C Shares (Note 5)	548,433
Distribution services fee — Class K Shares (Note 5)	412,133
Shareholder services fee — Institutional Service Shares (Note 5)	2,006,374
Shareholder services fee — Class A Shares (Note 5)	1,482,591
Shareholder services fee — Class B Shares (Note 5)	51,307
Shareholder services fee — Class C Shares (Note 5)	172,899
Semi-Annual Shareholder Report

Statement of Operations — continued
Account administration fee — Institutional Service Shares		$146,688
Account administration fee — Class A Shares		14,671
Account administration fee — Class C Shares		9,912
Share registration costs		176,008
Printing and postage		105,982
Insurance premiums		6,870
Taxes		201,556
Miscellaneous		9,062
TOTAL EXPENSES		22,205,510
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,917,776)
Waiver of administrative personnel and services fee	(53,419)
Waiver of distribution services fee — Institutional Service Shares	(1,742,689)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(229,554)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(334,022)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(60,488)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,337,948)
Net expenses			$17,867,562
Net investment income			124,036,710
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $4,178,278 on sales of investments in affiliated issuers (Note 5))			12,252,833
Net realized loss on futures contracts			(8,392,946)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			337,882
Net change in unrealized appreciation of investments			19,226,887
Net change in unrealized appreciation of futures contracts			813,834
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			24,238,490
Change in net assets resulting from operations			$148,275,200

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,036,710	$186,631,793
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	4,197,769	14,352,499
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	20,040,721	410,327,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	148,275,200	611,311,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(57,989,709)	(88,548,865)
Institutional Service Shares	(36,968,537)	(62,924,747)
Class A Shares	(23,870,340)	(25,571,393)
Class B Shares	(707,100)	(1,446,266)
Class C Shares	(2,541,698)	(3,499,751)
Class K Shares	(3,117,743)	(6,398,209)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(125,195,127)	(188,389,231)
Share Transactions:
Proceeds from sale of shares	1,878,158,920	2,958,244,527
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	66,544,197
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	67,356,342
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	11,733,769
Net asset value of shares issued to shareholders in payment of distributions declared	82,421,183	109,543,216
Cost of shares redeemed	(833,741,867)	(1,185,573,931)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,126,838,236	2,027,848,120
Change in net assets	1,149,918,309	2,450,770,551
Net Assets:
Beginning of period	5,264,381,148	2,813,610,597
End of period (including undistributed net investment income of $2,334,931 and $3,493,348, respectively)	$6,414,299,457	$5,264,381,148

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354
2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Semi-Annual Shareholder Report will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At May 31, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$398,979,059	$407,729,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,144,871
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,397,344

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(813,834)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(8,392,946)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$813,834

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,038,869	$813,546,496	105,588,349	$1,109,088,103
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	—	6,435,609	66,544,197
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	—	6,571,350	67,356,342
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	—	1,158,319	11,733,769
Shares issued to shareholders in payment of distributions declared	1,992,567	21,928,851	2,424,985	25,559,318
Shares redeemed	(27,999,356)	(308,063,629)	(48,547,281)	(506,209,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	48,032,080	$527,411,718	73,631,331	$774,072,293
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,855,733	$427,022,605	75,997,168	$800,270,798
Shares issued to shareholders in payment of distributions declared	2,982,115	32,804,210	4,856,073	51,061,444
Shares redeemed	(26,215,233)	(288,201,949)	(40,058,879)	(416,889,340)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,622,615	$171,624,866	40,794,362	$434,442,902
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	49,113,431	$540,132,734	79,329,094	$833,584,274
Shares issued to shareholders in payment of distributions declared	2,023,469	22,265,142	2,194,303	23,220,922
Shares redeemed	(11,376,544)	(125,133,480)	(17,564,671)	(185,053,602)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	39,760,356	$437,264,396	63,958,726	$671,751,594
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	881,012	$9,694,904	1,539,354	$16,011,971
Shares issued to shareholders in payment of distributions declared	54,855	603,329	113,166	1,186,410
Shares redeemed	(703,765)	(7,742,335)	(995,830)	(10,389,599)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	232,102	$2,555,898	656,690	$6,808,782
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,098,907	$45,046,556	8,493,842	$88,847,920
Shares issued to shareholders in payment of distributions declared	166,789	1,834,911	218,200	2,303,152
Shares redeemed	(1,708,178)	(18,789,931)	(1,921,127)	(20,173,662)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,557,518	$28,091,536	6,790,915	$70,977,410
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	3,885,184	$42,715,625	10,633,119	$110,441,461
Shares issued to shareholders in payment of distributions declared	271,551	2,984,740	590,745	6,211,970
Shares redeemed	(7,798,152)	(85,810,543)	(4,515,122)	(46,858,292)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(3,641,417)	$(40,110,178)	6,708,742	$69,795,139
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	102,563,254	$1,126,838,236	192,540,766	$2,027,848,120
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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $6,526,399,676. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $254,921,601. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $274,023,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,101,863.

At November 30, 2009, the Fund had a capital loss carryforward of $15,009,813 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $1,424,730 of its fee. In addition, for the six months ended May 31, 2010, an affiliate of the Adviser reimbursed $624,064 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $53,419 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FSC voluntarily waived $1,742,689 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $2,182,172 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $36,485 in sales charges from the sale of Class A Shares. FSC also retained $134 of CDSC relating to redemptions of Class A Shares and $5,323 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $493,046. Transactions with affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	5,388,574	2,250,241	—	7,638,815	$186,082,363	$6,332,798
Federated Mortgage Core Portfolio	158,858,737	—	49,352,712	109,506,025	1,112,581,213	33,728,338
Federated Project and Trade Finance Core Fund	—	7,095,591	—	7,095,591	70,459,219	459,219
High Yield Bond Portfolio	69,274,319	26,404,561	—	95,678,880	597,036,211	23,559,172
Prime Value Obligations Fund, Institutional Shares	1,043,410,063	3,011,092,387	3,415,278,533	639,223,917	639,223,917	95,810
TOTAL OF AFFILIATED TRANSACTIONS	1,276,931,693	3,046,842,780	3,464,631,245	859,143,228	$2,605,382,923	$64,175,337
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Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (“Core Trust II”), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$1,156,465,474
Sales	$561,566,756

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.25	0.55	0.57	0.56	0.53	0.51
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.04	1.17	(0.90)	0.06	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.29	1.72	(0.33)	0.62	0.68	0.25
Less Distributions:
Distributions from net investment income	(0.25)	(0.55)	(0.57)	(0.56)	(0.53)	(0.52)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.66%	17.90%	(3.26)%	6.09%	6.70%	2.32%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.36%	0.36%	0.35%	0.35%
Net investment income	4.50%[2]	5.11%	5.41%	5.29%	4.92%	4.79%
Expense waiver/reimbursement[3]	0.09%[2]	0.10%	0.17%	0.20%	0.31%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,793,443	$2,255,608	$1,292,720	$1,149,888	$813,367	$605,292
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52	$10.79
Income From Investment Operations:
Net investment income	0.23	0.52	0.54	0.52	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.04	1.17	(0.90)	0.07	0.15	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.27	1.69	(0.36)	0.59	0.65	0.22
Less Distributions:
Distributions from net investment income	(0.23)	(0.52)	(0.54)	(0.53)	(0.50)	(0.49)
Net Asset Value, End of Period	$11.04	$11.00	$9.83	$10.73	$10.67	$10.52
Total Return[1]	2.50%	17.55%	(3.55)%	5.79%	6.39%	2.03%[2]
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.65%	0.65%	0.64%	0.65%	0.64%
Net investment income	4.20%[3]	4.82%	5.13%	4.99%	4.61%	4.49%
Expense waiver/reimbursement[4]	0.31%[3]	0.32%	0.39%	0.40%	0.42%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,839,287	$1,661,129	$1,084,231	$756,089	$644,797	$612,226
Portfolio turnover	37%	49%	45%	36%	56%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,026.60	$1.77
Institutional Service Shares	$1,000	$1,025.00	$3.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
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Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	47.0%
U.S. Treasury and Agency Securities	18.7%
Mortgage-Backed Securities[3]	16.3%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	0.7%
Trade Finance Agreements	0.7%
Municipal Securities	0.2%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	6.3%
Other Security Types[7]	0.1%
Cash Equivalents[8]	11.2%
Other Assets and Liabilities — Net[9]	(7.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 37.1%
		Basic Industry - Chemicals – 0.5%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,496,290
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	10,715,111
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,139,892
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,171,181
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,801,940
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,027,643
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,898,472
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,551,126
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,176,871
3,060,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,125,725
		TOTAL	33,104,251
		Basic Industry - Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	695,758
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,376,562
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	859,159
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,900,135
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,479,039
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,134,264
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,707,568
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,501,801
14,320,000		Barrick Gold Corp., 6.95%, 4/1/2019	16,647,728
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,459,548
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	447,023
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,162,205
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,427,997
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,217,141
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	10,019,478
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,664,643
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,008,366
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,635,346
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,175,156
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,923,651
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
$2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,303,535
		TOTAL	92,746,103
		Basic Industry - Paper – 0.5%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	575,706
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	17,371,944
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	931,613
304,000		Westvaco Corp., 7.65%, 3/15/2027	312,951
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,602,756
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,907,140
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,132,066
		TOTAL	29,834,176
		Capital Goods - Aerospace & Defense – 0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	473,167
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	651,193
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,310,368
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,309,676
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,905,593
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,993,687
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,101,680
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,613,617
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,380,746
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,074,958
		TOTAL	22,814,685
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	12,621,017
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,160,589
		TOTAL	16,781,606
		Capital Goods - Construction Machinery – 0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	399,993
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,820,914
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	69,189
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	550,353
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,720,401
		TOTAL	9,560,850
		Capital Goods - Diversified Manufacturing – 0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,134,178
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,914,030
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,224,586
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,026,328
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,677,000
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,875,952
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,316,799
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,344,076
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,982,352
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,012,556
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,848,737
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	6,936,091
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,904,596
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,337,700
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,809,811
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,030,660
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	6,979,404
		TOTAL	57,354,856
		Capital Goods - Environmental – 0.2%
6,360,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	6,738,294
4,950,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 6.20%, 3/1/2040	5,099,815
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,790,323
		TOTAL	13,628,432
		Capital Goods - Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	970,800
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	211,475
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,517,998
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,281,891
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,815,939
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,055,353
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,341,958
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	5,937,840
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,050,476
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
$3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,488,154
		TOTAL	40,701,084
		Communications - Media Noncable – 0.5%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	4,930,762
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	277,296
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,668,817
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,053,772
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,908,192
1,000,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	1,118,387
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	5,975,681
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,558,730
		TOTAL	31,491,637
		Communications - Telecom Wireless – 0.6%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,903,465
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,811,207
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,599,401
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,307,953
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	484,988
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,127,442
		TOTAL	35,234,456
		Communications - Telecom Wirelines – 1.8%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,263,814
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,064,252
6,050,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	5,891,914
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,729,506
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,648,628
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,792,815
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,755,004
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,223,328
20,215,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	20,577,259
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,366,539
16,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	18,599,650
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,715,513
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,090,566
		TOTAL	113,718,788
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		Consumer Cyclical - Automotive – 1.3%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,935,995
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,010,507
25,920,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	28,695,703
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	2,973,046
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,003,587
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,400,583
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,028,360
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,816,185
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	9,610,682
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,349,291
		TOTAL	82,823,939
		Consumer Cyclical - Entertainment – 1.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,144,871
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,262,866
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,332,840
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,443,124
17,900,000		Time Warner, Inc., 5.50%, 11/15/2011	18,906,960
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,495,048
18,795,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	20,496,389
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,896,488
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,991,314
		TOTAL	74,969,900
		Consumer Cyclical - Lodging – 0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	826,111
		Consumer Cyclical - Retailers – 0.7%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,154,601
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,425,187
647,119	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	633,818
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	525,769
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,362,702
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,464,764
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,007,407
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,538,900
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	3,180,100
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,983,750
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	227,344
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,244,090
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	11,170,622
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,152,901
		TOTAL	42,071,955
		Consumer Cyclical - Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,383,861
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	218,479
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,104,436
		TOTAL	6,706,776
		Consumer Cyclical - Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	61,462
		Consumer Non-Cyclical - Food/Beverage – 1.7%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,624,406
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,682,434
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,626,855
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,617,536
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	122,185
3,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	3,518,881
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,840,858
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,089,580
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,825,104
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,172,943
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,065,380
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,492,249
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,964,744
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	528,325
19,208,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	20,990,464
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	121,750
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,830,145
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	7,680,005
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,405,142
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,820,783
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,396,480
1,660,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 8/15/2039	1,721,226
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	195,018
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	265,672
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,695,347
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,142,787
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,472,473
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,967,882
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,007,500
		TOTAL	110,884,154
		Consumer Non-Cyclical - Health Care – 0.7%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,095,433
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,818,257
8,500,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	8,666,923
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,391,506
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,274,346
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,926,752
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,156,114
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,571,779
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	889,442
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,628,137
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,122,330
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,419,890
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,802,645
		TOTAL	47,763,554
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,659,023
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,129,339
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,348,102
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,257,767
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	474,416
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,080,599
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,227,851
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,428,178
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	758,648
		TOTAL	38,363,923
		Consumer Non-Cyclical - Products – 0.4%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,380,004
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,951,255
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,068,880
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
$2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,166,163
445,000		Snap-On, Inc., 6.25%, 8/15/2011	467,017
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,335,122
8,080,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	8,858,799
		TOTAL	23,227,240
		Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,657,199
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,530,490
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,893,007
		TOTAL	14,080,696
		Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	9,209,914
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,595,148
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,765,981
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,615,625
		TOTAL	25,186,668
		Energy - Independent – 1.2%
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,249,142
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,813,815
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	371,653
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,725,199
11,743,000		Devon Financing Corp., 6.875%, 9/30/2011	12,579,409
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	2,030,588
9,150,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	9,893,437
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,815,419
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	15,072,197
5,965,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	6,037,505
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,016,913
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	733,004
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,036,589
		TOTAL	78,374,870
		Energy - Integrated – 0.4%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,445
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	11,053,859
5,000,000		Hess Corp., 7.00%, 2/15/2014	5,744,760
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,203,917
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,184,625
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
$583,450	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	597,564
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	386,130
		TOTAL	27,315,300
		Energy - Oil Field Services – 0.1%
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,127,083
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,121,903
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,281,720
		TOTAL	7,530,706
		Energy - Refining – 0.3%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,406,822
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,119,774
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,221,477
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	926,977
		TOTAL	20,675,050
		Financial Institution - Banking – 7.1%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,155,697
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,155,363
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,804,486
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,585,188
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,031,742
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,585,122
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,400,464
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,280,480
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,898,467
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,940,625
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,065,435
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,059,190
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,514,748
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,433,654
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,970,600
285,000		Capital One Capital V, 10.25%, 8/15/2039	308,156
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,381,286
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,941,412
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,447,370
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,095,825
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
$3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,099,937
9,000,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	9,189,099
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,476,422
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,141,205
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	63,235,383
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,394,019
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,565,409
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,089,956
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,347,289
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,015,000
17,385,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	18,153,727
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,382,777
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,341,378
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,055,312
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,080,923
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,563,574
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,564,708
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,147,272
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,021,243
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	11,641,263
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	15,935,792
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,310,954
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,066,122
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,387,499
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,795,415
13,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,173,032
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,816,507
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,073,564
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,049,294
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,919,200
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,694
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	201,087
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	987,593
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	671,372
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,854,739
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	257,094
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
$4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	3,991,722
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,243,857
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,006,542
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	5,939,652
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,924,062
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,718,899
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,251
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,215,404
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	5,076,093
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,131,590
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,078,527
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,138,024
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,066,738
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,365,476
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,195,345
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,248,875
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,351,642
1,411,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	827,179
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,694
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,670,679
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	802,690
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,586,476
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,352,465
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,027,324
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,045,286
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,387,721
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,512,005
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,307,965
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,584,822
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,597,632
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,752,401
		TOTAL	457,179,202
		Financial Institution - Brokerage – 1.2%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	5,870,434
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	10,998,731
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,097,977
Semi-Annual Shareholder Report
16

Principal Amount or Shares			Value
$2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,042,631
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,266,703
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,987,800
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,682,677
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,821,202
2,100,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	2,120,414
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	773,976
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,920,633
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,352,684
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	510,213
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	371,875
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	983,732
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,861,023
440,000		Nuveen Investments, 5.00%, 9/15/2010	440,000
440,000		Nuveen Investments, 5.50%, 9/15/2015	336,600
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,685,115
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,460,658
		TOTAL	77,585,078
		Financial Institution - Finance Noncaptive – 1.9%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	126,315
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,830,253
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,062,667
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,712,379
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,085,518
500,000		American General Finance Corp., 4.00%, 3/15/2011	481,250
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,995,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,704,695
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,189,083
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	5,709,644
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,898,999
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	14,819,660
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,825,774
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,407,146
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,033,951
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,030,940
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,142,644
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,149,850
Semi-Annual Shareholder Report
17

Principal Amount or Shares			Value
$10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,378,093
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	207,029
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,002,214
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,203,500
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,035,161
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	51,792
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	615,000
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,306,700
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,492,500
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	995,000
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,803,839
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,882,854
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	821,565
		TOTAL	120,001,515
		Financial Institution - Insurance - Health – 0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,890,490
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,620,996
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	5,270,449
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,843,755
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,805,475
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,971,705
		TOTAL	21,402,870
		Financial Institution - Insurance - Life – 1.6%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	817,513
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,147,335
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,163,463
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,293,507
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	21,761,246
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,281,303
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,659,551
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,620,507
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,302,377
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,595,690
Semi-Annual Shareholder Report
18

Principal Amount or Shares			Value
$11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	11,501,742
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,523,141
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,856,088
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,703,611
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,111,530
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	491,696
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,576,359
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	11,712,565
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,034,565
		TOTAL	101,153,789
		Financial Institution - Insurance - P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,192,398
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,746,413
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,844,920
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	689,698
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,819,327
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,469,802
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	3,969,599
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,946,379
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,047,365
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	836,879
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,807,230
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	2,014,731
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,827,094
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,666,999
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,031,750
		TOTAL	47,910,584
		Financial Institution - REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,141,285
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,126,766
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,423,102
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,517,722
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	870,706
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	10,847,303
Semi-Annual Shareholder Report
19

Principal Amount or Shares			Value
$5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,507,328
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,055,979
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,195,055
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,130,803
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	6,127,373
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,234,209
14,500,000		Simon Property Group LP, 6.125%, 5/30/2018	15,658,980
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,788,694
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,411,014
		TOTAL	71,036,319
		Foreign - Local - Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	962,901
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	689,062
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,352,239
		TOTAL	2,041,301
		Sovereign – 0.2%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,468,328
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,771,408
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,952,000
		TOTAL	10,191,736
		Technology – 1.6%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,735,500
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,304,363
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,596,202
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,997,808
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,538,588
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,064,164
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,042,157
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,650,598
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,940,345
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,221,121
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,763,147
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,293,493
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	560,756
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	157,209
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,175,436
Semi-Annual Shareholder Report
20

Principal Amount or Shares			Value
$3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,748,444
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,159,647
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,396,885
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,119,379
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	563,385
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,720,240
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,095,379
		TOTAL	101,844,246
		Transportation - Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,445,909
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,042,501
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	9,937,220
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,289,460
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,092,005
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	306,412
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,282,101
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,666,397
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,475,839
		TOTAL	28,091,935
		Transportation - Services – 0.0%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,263,343
		Utility - Electric – 2.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,569,734
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,172,539
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	828,198
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,938,677
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,407,346
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	759,923
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,254,987
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,820,969
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,180,880
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,391,294
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,326,195
9,675,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	9,628,520
Semi-Annual Shareholder Report
21

Principal Amount or Shares			Value
$2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,844,430
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	279,814
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,249,113
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,654,686
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,273,643
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,481,220
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,478,507
2,134,734	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,355,419
2,340,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,697,824
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,921,790
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,006,371
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,354,658
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,152,262
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,970,289
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,632,331
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	935,471
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,070,809
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,168,186
3,450,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	3,466,392
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	489,145
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	748,335
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,164,192
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,652,021
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	522,996
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,513,164
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,245,815
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,005,883
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,365,346
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,960,265
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,551,808
		TOTAL	134,491,447
		Utility - Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,073,076
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22

Principal Amount or Shares			Value
$2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,138,704
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,610,626
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,178,367
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,047,222
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,937,746
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,355,767
		TOTAL	31,341,508
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	692,883
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,314,742
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,099,349
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,122,671
5,820,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	7,028,849
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,848,303
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,049,400
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,179,954
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,503,431
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,711,484
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,597,294
5,760,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	5,769,130
		TOTAL	66,917,490
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,254,323,286)	2,378,665,201
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
19,785		FNMA ARM 681769, 2.421%, 1/01/2033	20,507
		Government National Mortgage Association – 0.0%
1,530		GNMA2 ARM 8717, 3.125%, 10/20/2025	1,580
2,870		GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,000
		TOTAL	4,580
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,952)	25,087
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23

Principal Amount or Shares			Value
		Asset-Backed Securities – 0.7%
		Commercial Mortgage – 0.7%
$12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	9,412,103
33,680,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	33,033,405
		TOTAL	42,445,508
		Financial Institution - Finance Noncaptive – 0.0%
343,771		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	240,324
		Home Equity Loan – 0.0%
6,936	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	5,757
		Utility - Electric – 0.0%
501,308		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	508,816
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,171,547)	43,200,405
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $87,029)	90,631
		GOVERNMENT AGENCIES – 5.0%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	684,087
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,071,636
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,100,318
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,050,186
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,549,475
80,000,000		Federal Home Loan Bank System, 3.375%, 8/13/2010	80,504,600
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	47,842,079
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,312,305
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,079,135
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,162,889
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,160,189
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,230,763
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,070,603
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	485,823
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,044,273
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	44,004,700
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	55,630,581
2,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,024,315
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,151
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24

Principal Amount or Shares			Value
$15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,232,539
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,810,672
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,249,916
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,061,246
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,122,950
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $304,609,573)	318,921,431
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,450,075
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,972,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,714,345)	22,422,575
		U.S. Treasury – 11.4%
		U.S. Treasury Bonds – 2.6%
9,000,000		United States Treasury Bond, 4.25%, 5/15/2039	9,037,969
144,000,000		United States Treasury Bond, 4.625%, 2/15/2040	153,776,246
		TOTAL	162,814,215
		U.S. Treasury Notes – 8.8%
100,000,000	[6]	United States Treasury Note, 1.00%, 4/30/2012	100,478,520
175,000,000		United States Treasury Note, 1.00%, 9/30/2011	176,035,650
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,047,266
9,000,000	[7]	United States Treasury Note, 3.125%, 5/15/2019	8,919,141
14,800,000		United States Treasury Note, 3.25%, 5/31/2016	15,409,344
54,500,000		United States Treasury Note, 3.375%, 11/15/2019	54,844,882
200,000,000	[6]	United States Treasury Note, 3.50%, 5/15/2020	203,328,120
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,067,070
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,095,781
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,100,859
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,082,734
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,051,094
200,000		United States Treasury Note, 5.00%, 8/15/2011	210,918
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,050,332
		TOTAL	566,721,711
		TOTAL U.S. TREASURY (IDENTIFIED COST $706,146,054)	729,535,926
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25

Principal Amount or Shares		Value
	Mortgage-Backed Securities – 0.0%
	Federal Home Loan Mortgage Corporation – 0.0%
$254,608	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	275,905
87,333	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	94,538
23,971	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	24,871
	TOTAL	395,314
	Federal National Mortgage Association – 0.0%
152,679	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	162,087
134,549	Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	135,458
122,488	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	132,046
4,167	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	4,361
415,547	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	444,790
	TOTAL	878,742
	Government National Mortgage Association – 0.0%
30,050	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	32,860
1,583	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,739
4,091	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,471
1,401	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,532
3,015	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,302
337	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	371
178,798	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	198,053
6,482	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	7,188
7,910	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	8,761
1,169	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,298
337,675	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	351,556
78,598	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	87,189
	TOTAL	698,320
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,838,936)	1,972,376
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26

Principal Amount or Shares		Value
	Collateralized Mortgage Obligations – 4.0%
	Commercial Mortgage – 4.0%
$18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,127,483
14,782,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	14,087,806
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.744%, 2/10/2051	4,869,350
10,512,601	CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,573,254
20,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,549,576
22,260,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	21,770,374
15,950,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,326,527
17,500,000	JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	16,377,511
29,602,000	LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	28,980,352
16,000,000	LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	16,184,864
3,000,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,070,472
10,332,000	Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,033,858
6,700,000	Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	5,303,258
10,000,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,039,871
11,475,000	Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	11,358,325
30,000,000	Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	27,647,634
22,950,000	Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/13/2042	23,473,753
	TOTAL	257,774,268
	Federal National Mortgage Association – 0.0%
17,630	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	20,066
7,720	Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,648
	TOTAL	28,714
	Government National Mortgage Association – 0.0%
252,651	Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	262,692
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27

Principal Amount or Shares			Value
		Non-Agency Mortgage – 0.0%
$7,958	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.343%, 1/28/2027	6,367
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $257,076,006)	258,072,041
		MUNICIPAL – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,064,996)	10,886,779
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	19,558
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,397,344
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,416,902
		MUTUAL FUNDS – 40.6%;8
7,638,815		Emerging Markets Fixed Income Core Fund	186,082,363
109,506,025		Federated Mortgage Core Portfolio	1,112,581,213
7,095,591		Federated Project and Trade Finance Core Fund	70,459,219
95,678,880		High Yield Bond Portfolio	597,036,211
639,223,917	[9]	Prime Value Obligations Fund, Institutional Shares, 0.24%	639,223,917
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,519,457,422)	2,605,382,923
		Repurchase Agreement – 6.3%
$407,729,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,049,005,916. (purchased with proceeds from securities lending collateral) (AT COST)	407,729,000
		TOTAL INVESTMENTS — 105.7% (IDENTIFIED COST $6,526,720,309)[10]	6,781,321,277
		OTHER ASSETS AND LIABILITIES - NET — (5.7)%[11]	(367,021,820)
		TOTAL NET ASSETS — 100%	$6,414,299,457
Semi-Annual Shareholder Report
28

At May 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]United States Treasury Note 5-Year Short Futures	3,000	$350,015,625	September 2010	$813,834

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $301,223,267, which represented 4.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $284,681,052, which represented 4.4% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Affiliated companies.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $6,526,399,676.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
29

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,378,665,201	$ —	$2,378,665,201
Adjustable Rate Mortgages	—	25,087	—	25,087
Asset-Backed Securities	—	43,200,405	—	43,200,405
Certificate of Deposit	—	90,631	—	90,631
Government Agencies	—	318,921,431	—	318,921,431
Governments/Agencies	—	22,422,575	—	22,422,575
U.S. Treasury	—	729,535,926	—	729,535,926
Mortgage-Backed Securities	—	1,972,376	—	1,972,376
Collateralized Mortgage Obligations	—	258,072,041	—	258,072,041
Municipal	—	10,886,779	—	10,886,779
Equity Securities:
Preferred Stocks
Domestic	—	4,416,902	—	4,416,902
Mutual Funds	2,605,382,923	—	—	2,605,382,923
Repurchase Agreement	—	407,729,000	—	407,729,000
TOTAL SECURITIES	$2,605,382,923	$4,175,938,354	$ —	$6,781,321,277
OTHER FINANCIAL INSTRUMENTS**	$813,834	$ —	$ —	$813,834
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. (See Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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30

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $398,979,059 of securities loaned and $2,605,382,923 of investments in affiliated issuers (Note 5) (identified cost $6,526,720,309)		$6,781,321,277
Income receivable		41,183,783
Income receivable from affiliated issuers		9,111,749
Receivable for shares sold		19,405,343
TOTAL ASSETS		6,851,022,152
Liabilities:
Payable for investments purchased	$4,908,994
Payable for shares redeemed	13,885,557
Payable for daily variation margin	1,289,061
Payable for collateral due to broker for securities lending	407,729,000
Income distribution payable	7,118,713
Payable for distribution services fee (Note 5)	560,728
Payable for shareholder services fee (Note 5)	874,592
Accrued expenses	356,050
TOTAL LIABILITIES		436,722,695
Net assets for 581,204,251 shares outstanding		$6,414,299,457
Net Assets Consist of:
Paid-in capital		$6,172,476,588
Net unrealized appreciation of investments and futures contracts		255,414,802
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(15,926,864)
Undistributed net investment income		2,334,931
TOTAL NET ASSETS		$6,414,299,457
Semi-Annual Shareholder Report
31

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,793,442,723 ÷ 253,113,561 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Institutional Service Shares:
Net asset value per share ($1,839,287,252 ÷ 166,659,629 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Class A Shares:
Net asset value per share ($1,433,349,423 ÷ 129,879,011 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share (100/95.50 of $11.04)	$11.56
Redemption proceeds per share	$11.04
Class B Shares:
Net asset value per share ($42,671,543 ÷ 3,866,477 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (94.50/100 of $11.04)	$10.43
Class C Shares:
Net asset value per share ($158,451,431 ÷ 14,357,030 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (99.00/100 of $11.04)	$10.93
Class K Shares:
Net asset value per share ($147,097,085 ÷ 13,328,543 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest (including income on securities loaned of $169,703)		$77,581,212
Dividends (including $57,842,539 received from affiliated issuers (Note 5))		57,990,262
Investment income allocated from affiliated partnership (Note 5)		6,332,798
TOTAL INCOME		141,904,272
Expenses:
Investment adviser fee (Note 5)	$8,767,293
Administrative personnel and services fee (Note 5)	2,277,388
Custodian fees	97,358
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	457,713
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	491,841
Transfer and dividend disbursing agent fees and expenses — Class A Shares	464,248
Transfer and dividend disbursing agent fees and expenses — Class B Shares	21,756
Transfer and dividend disbursing agent fees and expenses — Class C Shares	56,861
Transfer and dividend disbursing agent fees and expenses — Class K Shares	220,831
Directors'/Trustees' fees	14,453
Auditing fees	12,680
Legal fees	5,143
Portfolio accounting fees	143,914
Distribution services fee — Institutional Service Shares (Note 5)	2,178,361
Distribution services fee — Class A Shares (Note 5)	1,497,262
Distribution services fee — Class B Shares (Note 5)	153,922
Distribution services fee — Class C Shares (Note 5)	548,433
Distribution services fee — Class K Shares (Note 5)	412,133
Shareholder services fee — Institutional Service Shares (Note 5)	2,006,374
Shareholder services fee — Class A Shares (Note 5)	1,482,591
Shareholder services fee — Class B Shares (Note 5)	51,307
Shareholder services fee — Class C Shares (Note 5)	172,899
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Statement of Operations — continued
Account administration fee — Institutional Service Shares		$146,688
Account administration fee — Class A Shares		14,671
Account administration fee — Class C Shares		9,912
Share registration costs		176,008
Printing and postage		105,982
Insurance premiums		6,870
Taxes		201,556
Miscellaneous		9,062
TOTAL EXPENSES		22,205,510
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,917,776)
Waiver of administrative personnel and services fee	(53,419)
Waiver of distribution services fee — Institutional Service Shares	(1,742,689)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(229,554)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(334,022)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(60,488)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,337,948)
Net expenses			$17,867,562
Net investment income			124,036,710
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $4,178,278 on sales of investments in affiliated issuers (Note 5))			12,252,833
Net realized loss on futures contracts			(8,392,946)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			337,882
Net change in unrealized appreciation of investments			19,226,887
Net change in unrealized appreciation of futures contracts			813,834
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			24,238,490
Change in net assets resulting from operations			$148,275,200

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,036,710	$186,631,793
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	4,197,769	14,352,499
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	20,040,721	410,327,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	148,275,200	611,311,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(57,989,709)	(88,548,865)
Institutional Service Shares	(36,968,537)	(62,924,747)
Class A Shares	(23,870,340)	(25,571,393)
Class B Shares	(707,100)	(1,446,266)
Class C Shares	(2,541,698)	(3,499,751)
Class K Shares	(3,117,743)	(6,398,209)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(125,195,127)	(188,389,231)
Share Transactions:
Proceeds from sale of shares	1,878,158,920	2,958,244,527
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	66,544,197
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	67,356,342
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	11,733,769
Net asset value of shares issued to shareholders in payment of distributions declared	82,421,183	109,543,216
Cost of shares redeemed	(833,741,867)	(1,185,573,931)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,126,838,236	2,027,848,120
Change in net assets	1,149,918,309	2,450,770,551
Net Assets:
Beginning of period	5,264,381,148	2,813,610,597
End of period (including undistributed net investment income of $2,334,931 and $3,493,348, respectively)	$6,414,299,457	$5,264,381,148

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354
2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Semi-Annual Shareholder Report
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At May 31, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$398,979,059	$407,729,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report
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under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,144,871
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,397,344

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(813,834)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(8,392,946)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$813,834

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,038,869	$813,546,496	105,588,349	$1,109,088,103
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	—	6,435,609	66,544,197
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	—	6,571,350	67,356,342
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	—	1,158,319	11,733,769
Shares issued to shareholders in payment of distributions declared	1,992,567	21,928,851	2,424,985	25,559,318
Shares redeemed	(27,999,356)	(308,063,629)	(48,547,281)	(506,209,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	48,032,080	$527,411,718	73,631,331	$774,072,293
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,855,733	$427,022,605	75,997,168	$800,270,798
Shares issued to shareholders in payment of distributions declared	2,982,115	32,804,210	4,856,073	51,061,444
Shares redeemed	(26,215,233)	(288,201,949)	(40,058,879)	(416,889,340)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,622,615	$171,624,866	40,794,362	$434,442,902
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	49,113,431	$540,132,734	79,329,094	$833,584,274
Shares issued to shareholders in payment of distributions declared	2,023,469	22,265,142	2,194,303	23,220,922
Shares redeemed	(11,376,544)	(125,133,480)	(17,564,671)	(185,053,602)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	39,760,356	$437,264,396	63,958,726	$671,751,594
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	881,012	$9,694,904	1,539,354	$16,011,971
Shares issued to shareholders in payment of distributions declared	54,855	603,329	113,166	1,186,410
Shares redeemed	(703,765)	(7,742,335)	(995,830)	(10,389,599)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	232,102	$2,555,898	656,690	$6,808,782
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,098,907	$45,046,556	8,493,842	$88,847,920
Shares issued to shareholders in payment of distributions declared	166,789	1,834,911	218,200	2,303,152
Shares redeemed	(1,708,178)	(18,789,931)	(1,921,127)	(20,173,662)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,557,518	$28,091,536	6,790,915	$70,977,410
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	3,885,184	$42,715,625	10,633,119	$110,441,461
Shares issued to shareholders in payment of distributions declared	271,551	2,984,740	590,745	6,211,970
Shares redeemed	(7,798,152)	(85,810,543)	(4,515,122)	(46,858,292)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(3,641,417)	$(40,110,178)	6,708,742	$69,795,139
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	102,563,254	$1,126,838,236	192,540,766	$2,027,848,120
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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $6,526,399,676. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $254,921,601. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $274,023,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,101,863.

At November 30, 2009, the Fund had a capital loss carryforward of $15,009,813 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $1,424,730 of its fee. In addition, for the six months ended May 31, 2010, an affiliate of the Adviser reimbursed $624,064 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $53,419 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FSC voluntarily waived $1,742,689 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $2,182,172 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $36,485 in sales charges from the sale of Class A Shares. FSC also retained $134 of CDSC relating to redemptions of Class A Shares and $5,323 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $493,046. Transactions with affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	5,388,574	2,250,241	—	7,638,815	$186,082,363	$6,332,798
Federated Mortgage Core Portfolio	158,858,737	—	49,352,712	109,506,025	1,112,581,213	33,728,338
Federated Project and Trade Finance Core Fund	—	7,095,591	—	7,095,591	70,459,219	459,219
High Yield Bond Portfolio	69,274,319	26,404,561	—	95,678,880	597,036,211	23,559,172
Prime Value Obligations Fund, Institutional Shares	1,043,410,063	3,011,092,387	3,415,278,533	639,223,917	639,223,917	95,810
TOTAL OF AFFILIATED TRANSACTIONS	1,276,931,693	3,046,842,780	3,464,631,245	859,143,228	$2,605,382,923	$64,175,337
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Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (“Core Trust II”), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$1,156,465,474
Sales	$561,566,756

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
51

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010